Financial Liabilities - Loans by Currency (Details) € in Millions, £ in Millions, S/ in Millions, R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 PEN (S/)
Disclosure of detailed information about borrowings [line items]
Loans and other payables	€ 8,555						€ 8,900
Euro
Disclosure of detailed information about borrowings [line items]
Loans and other payables	5,114						4,682
US dollar
Disclosure of detailed information about borrowings [line items]
Loans and other payables	2,106				$ 2,413		2,448				$ 2,936
Brazilian real
Disclosure of detailed information about borrowings [line items]
Loans and other payables	668	R$ 2,964					993	R$ 3,939
Colombian Peso
Disclosure of detailed information about borrowings [line items]
Loans and other payables	277		$ 1,031,005				391		$ 1,398,550
Pound sterling
Disclosure of detailed information about borrowings [line items]
Loans and other payables	112			£ 100			120			£ 106
Peruvian nuevo sol
Disclosure of detailed information about borrowings [line items]
Loans and other payables	136					S/ 525	119					S/ 462
Other currencies
Disclosure of detailed information about borrowings [line items]
Loans and other payables	€ 142						€ 147